As filed with the Securities and Exchange Commission on September 7, 2007

Securities Act File No. 333-144964

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. 1

Post-Effective Amendment No. [ ]

ING SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant's Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

___________________

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

_________________________________________

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

This Pre-Effective Amendment is being filed solely to provide the identifier numbers of Class A, Class B, Class C and Class I of ING Growth and Income Fund in the EDGAR submission of the Registration Statement.

Parts A and B are incorporated herein by reference from the Registration Statement filed on July 30, 2007.

_____________________________________________

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 12, Section (d) of the Registrant's form of Articles of Amendment and Restatement provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2007.

Section 9 of the Management Agreement provides the following:

The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the Investment Company Act of 1940 ("1940 Act") or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Advis er's stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties under this Agreement, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.

The Administrative Agreement provides for indemnification of the Administrator. Section 7 of the Agreement provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator's duties, or by reason of reckless disregard of the Administrator's obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund. The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a director, officer, emplo yee or agent of the Fund individually arising in connection with the affairs of the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 16. EXHIBITS

(1)	(a)

Articles of Amendment and Restatement dated February 21, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on July 24, 2002, and incorporated herein by reference.

(b)

Articles of Amendment dated February 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on July 24, 2002, and incorporated herein by reference.

(c)

Articles of Amendment dated September 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-1A Registration Statement on September 30, 2003, and incorporated herein by reference.

(d)

Articles of Amendment dated October 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(e)

Articles of Amendment effective February 17, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(f)

Articles of Amendment effective March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(g)

Articles of Amendment effective August 14, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant's Form N-1A Registration Statement on July 21, 2005 and incorporated herein by reference.

(h)

 Articles of Amendment, effective August 14, 2006, regarding name change of ING Equity Income Fund to ING Growth and Income Fund - Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A on May 24, 2007 and incorporated herein by reference.

(2)

Second Amended and Restated By-Laws - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(3)	Not Applicable.

(4)

Form of Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING Growth and Income Fund series, and ING Investment Funds, Inc., on behalf of its ING MagnaCap Fund series - Previously filed as an Exhibit to the Registration Statement on Form N-14 of ING Series Fund, Inc. as filed on July 30, 2007, Filed No. 333-144964, as incorporated herein by reference.

(5)

Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Form N-1A Registration Statement on February 27, 2002, and incorporated herein by reference.

(6)	(a)

Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(i)

Amended Schedule A, effective April 11, 2006 to the Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(ii)

Amendment to Amended Investment Management Agreement, dated January 1, 2007, between ING Investments, LLC and ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A on May 24, 2007 and incorporated herein by reference.

(b)

Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(i)

First Amendment to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective July 29, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(ii)

Amended Schedule A, effective April 11, 2006, with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(iii)

Second Amendment to Sub-Advisory Agreement, dated January 1, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A on May 24, 2007 and incorporated herein by reference.

(c)

Amended and Restated Expense Limitation Agreement effective March 1, 2002, as restated August 1, 2003, and amended and restated April 1, 2005 between ING Investments, LLC and ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Registration Statement filed on Form N-1A on July 14, 2005, and incorporated herein by reference.

(i)

Amended Schedule A, effective January 1, 2007, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc., dated April 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant's Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.

(ii)

Amended Schedule A to the Amended and Restated Expense Limitation Agreement effective January 1, 2007, between ING Investments, LLC and ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A on May 24, 2007 and incorporated herein by reference.

(7)	(a)

Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. and Schedule A to the Underwriting Agreement., dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(i)

Amended Schedule of Approvals, effective April 11, 2006, with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC, dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant's Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.

(ii)

Substitution Agreement with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(b)

Master Selling Dealer Agreement - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000, and incorporated herein by reference.

(8)

Directors' Deferred Compensation Plan - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Form N-1A Registration Statement on January 16, 1998, and incorporated herein by reference.

(9)	(a)

Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(i)

Amended Exhibit A, effective December 20, 2006, with respect to the Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant's Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.

(b)

Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(i)

Amended Schedule 2 with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(ii)

Amended Exhibit A, effective December 20, 2006, with respect to the Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant's Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.

(c)

Securities Lending Agreement and Guaranty with The Bank of New York (BNY), dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(i)

Amended Exhibit A, effective December 20, 2006, with respect to the Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant's Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.

(10)	(a)

Amended and Restated Distribution and Shareholder Services Plan (Class A) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(i)

Amended Schedule 1, effective April 11, 2006, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(b)

Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(i)

Amended Schedule 1, effective April 11, 2006, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) - Filed as and Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(c)

Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(i)

Amended Schedule 1, effective April 11, 2006, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(ii)

Amended Schedule 2 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(d)

Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(e)

Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. approved June 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-1A Registration Statement on September 30, 2003, and incorporated herein by reference.

(i)

Amended Schedule A, effective April 11, 2006, to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(ii)

Amended Schedule B, effective April 11, 2006, to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(11)

Opinion and Consent of Counsel - Previously filed as an Exhibit to the Registration Statement on Form N-14 of ING Series Fund, Inc. as filed on July 30, 2007, File No. 333-144964, as incorporated herein by reference.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences - To be filed by subsequent post-effective amendment.

(13)	(a)

Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(i)

Amended Schedule A, effective April 11, 2006, with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(b)

Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(i)

Amended Exhibit A, effective December 20, 2006, with respect to the Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant's Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.

(c)

Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(i)

Amended Schedule A with respect to the Allocation Agreement (Investment Company Blanket Bond) - Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A on February 27, 2006, and incorporated herein by reference.

(d)

Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated March 13, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(i)

Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated June 7, 2006 - To be filed by subsequent Post-Effective Amendment.

(e)

Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated January 30, 1998 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(i)

First Amendment to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated as of September 29, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(f)

Agency Agreement between Aetna Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(i)

Amended Exhibit A, effective April 11, 2006, with respect to the Agency Agreement between ING Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(14)

Consent of independent auditor - Previously filed as an Exhibit to the Registration Statement on Form N-14 of ING Series Fund, Inc. as filed on July 30, 2007, File No. 333-144964, as incorporated herein by reference.

(15)	Not applicable.

(16)	Powers of attorney - Filed as an attachment to Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A filed on May 24, 2007 and incorporated herein by reference.

(17)	Not applicable.

ITEM 17. UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 7 th day of September, 2007.

ING SERIES FUND, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE	DATE

	President and Chief Executive	September 7, 2007
Shaun P. Mathews*	Officer

	Senior Vice President and	September 7, 2007
Todd Modic*	Chief/Principal Financial Officer

	Director	September 7, 2007
Albert E. DePrince Jr.*

	Director	September 7, 2007
Maria T. Fighetti*

	Director	September 7, 2007
Sidney Koch*

	Director	September 7, 2007
Corine T. Norgaard*

	Director	September 7, 2007
Joseph E. Obermeyer*

	Director	September 7, 2007
Edward O'Dell*

*By: /s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**           Powers of attorney for Shaun P. Mathews, Todd Modic and each Director - Filed as an attachment to Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A filed on May 24, 2007 and incorporated herein by reference.

Exhibit Index

None